Expense Example, No Redemption {- Fidelity Advisor® Value Fund} - 10.31 Fidelity Advisor Value Fund - AMCIZ PRO-15 - Fidelity Advisor® Value Fund	Dec. 30, 2022 USD ($)
Fidelity Advisor Value Fund-Class A
Expense Example, No Redemption:
1 Year	$ 685
3 Years	919
5 Years	1,172
10 Years	1,892
Fidelity Advisor Value Fund-Class M
Expense Example, No Redemption:
1 Year	488
3 Years	778
5 Years	1,089
10 Years	1,971
Fidelity Advisor Value Fund-Class C
Expense Example, No Redemption:
1 Year	193
3 Years	602
5 Years	1,038
10 Years	2,048
Fidelity Advisor Value Fund - Class I
Expense Example, No Redemption:
1 Year	90
3 Years	281
5 Years	488
10 Years	1,084
Fidelity Advisor Value Fund-Class Z
Expense Example, No Redemption:
1 Year	77
3 Years	241
5 Years	421
10 Years	$ 941